Schedule of Investments

September 30, 2019 (unaudited)

Dynamic Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 69.9%

Communication Services - 5.8%
Alphabet, Inc. - Class A (2)	318	388,323
Alphabet, Inc. - Class C (2)	2,218	2,703,742
AMC Entertainment Holdings, Inc.	602	6,441
AT&T, Inc.	28,922	1,094,408
Bandwidth, Inc. (2)	8	521
Cable One, Inc.	167	209,535
Cincinnati Bell, Inc. (2)	272	1,379
Cogent Communications Holdings, Inc.	82	4,518
Comcast Corp. - Class A	20,874	941,000
Consolidated Communications Holdings, Inc.	1,315	6,259
Cumulus Media, Inc. (2)	901	13,101
Facebook, Inc. (2)	9,408	1,675,377
Fluent, Inc. (2)	345	944
Frontier Communications Corp. (2)	3,295	2,857
Gannett Co., Inc.	1,118	12,007
IDT Corp. (2)	306	3,222
Lee Enterprises, Inc. (2)	4,712	9,612
Liberty Latin America, Ltd. - Class A (2)	1,618	27,619
Liberty TripAdvisor Holdings, Inc. (2)	5,075	47,756
Marcus Corp./The	1,634	60,474
National CineMedia, Inc.	2,975	24,395
Nexstar Media Group, Inc.	36	3,683
TechTarget, Inc. (2)	61	1,374
TEGNA, Inc.	3,206	49,789
Telephone & Data Systems, Inc.	4,640	119,712
T-Mobile US, Inc. (2)	14,431	1,136,730
United States Cellular Corp. (2)	773	29,049
Verizon Communications, Inc.	34,604	2,088,697
Viacom, Inc.	12,756	306,527
Walt Disney Co./The	2,308	300,779

		11,269,830

Consumer Discretionary - 8.9%
Aaron's, Inc.	1,316	84,566
Amazon.com, Inc. (2)	1,669	2,897,234
American Eagle Outfitters, Inc.	243	3,941
American Public Education, Inc. (2)	238	5,317
Aramark	953	41,532
Ascena Retail Group, Inc. (2)	4,657	1,230
AutoZone, Inc. (2)	207	224,516
Barnes & Noble Education, Inc. (2)	2,183	6,811
Bassett Furniture Industries, Inc.	974	14,902
BBX Capital Corp.	104	486
Bed Bath & Beyond, Inc.	116	1,234
Best Buy Co., Inc.	3,295	227,322
Big Lots, Inc.	111	2,720
Biglari Holdings, Inc. - Class B (2)	65	7,085
Bloomin' Brands, Inc.	1,152	21,807
Brinker International, Inc.	229	9,771
Career Education Corp. (2)	1,201	19,084
Cavco Industries, Inc. (2)	29	5,571
Chipotle Mexican Grill, Inc. (2)	246	206,756
Citi Trends, Inc.	1,063	19,453
Clarus Corp.	1,303	15,278
Core-Mark Holding Co., Inc.	484	15,544
Dana, Inc.	1,714	24,750
Darden Restaurants, Inc.	647	76,488
Deckers Outdoor Corp. (2)	283	41,703
Denny's Corp. (2)	607	13,818
Dine Brands Global, Inc.	757	57,426
Dollar General Corp.	2,400	381,456
eBay, Inc.	10,626	414,201
Ethan Allen Interiors, Inc.	235	4,489
Everi Holdings, Inc. (2)	3,495	29,568
Extended Stay America, Inc.	3,293	48,210
Flexsteel Industries, Inc.	71	1,052
Fox Factory Holding Corp. (2)	429	26,701
Funko, Inc. (2)	417	8,580
GameStop Corp.	2,509	13,850
Garmin, Ltd.	1,969	166,755
General Motors Co.	24,427	915,524
Gentex Corp.	2,979	82,027
Hamilton Beach Brands Holding Co. - Class A	19	307
Helen of Troy, Ltd. (2)	110	17,343
Home Depot, Inc./The	4,912	1,139,682
Hooker Furniture Corp.	648	13,893
Hudson, Ltd. (2)	308	3,779
J Alexander's Holdings, Inc. (2)	2,358	27,636
J. Jill, Inc. (3)	1,042	1,980
Johnson Outdoors, Inc.	29	1,698
KB Home	264	8,976
Kirkland's, Inc. (2)	2,842	4,377
Lear Corp.	1,642	193,592
Lululemon Athletica, Inc. (2)	1,884	362,727
M/I Homes, Inc. (2)	1,083	40,775
Macy's, Inc.	1,072	16,659
Malibu Boats, Inc. (2)	837	25,679
MasterCraft Boat Holdings, Inc. (2)	859	12,821
McDonald's Corp.	5,588	1,199,799
MDC Holdings, Inc.	1,540	66,374
Meritage Homes Corp. (2)	1,078	75,837
Michaels Cos., Inc./The (2)	646	6,324
Murphy USA, Inc. (2)	226	19,278
NIKE, Inc. - Class B	7,123	668,992
Nordstrom, Inc.	14	471
Norwegian Cruise Line Holdings, Ltd. (2)	1,854	95,982
NVR, Inc. (2)	21	78,064
Office Depot, Inc.	3,414	5,992
Polaris, Inc.	9	792
Pool Corp.	139	28,036
PulteGroup, Inc.	3,277	119,774
Ralph Lauren Corp.	1,137	108,549
RCI Hospitality Holdings, Inc.	83	1,716
RH (2)	37	6,321
Ross Stores, Inc.	10,893	1,196,596
SeaWorld Entertainment, Inc. (2)	1,509	39,717
Sportsman's Warehouse Holdings, Inc. (2)	543	2,813
Starbucks Corp.	16,720	1,478,382
Stoneridge, Inc. (2)	176	5,451
Superior Industries International, Inc.	738	2,133
Tailored Brands, Inc. (3)	812	3,573
Target Corp.	7,813	835,288
Taylor Morrison Home Corp. (2)	3,261	84,590
Tilly's, Inc.	633	5,976
TJX Cos., Inc./The	23,832	1,328,396
Toll Brothers, Inc.	2,234	91,706
Town Sports International Holdings, Inc. (2)	2,090	3,428
Tupperware Brands Corp.	1,879	29,820
Twin River Worldwide Holdings, Inc.	202	4,612
Ulta Beauty, Inc. (2)	510	127,832
Vera Bradley, Inc. (2)	976	9,858
Whirlpool Corp.	569	90,107
Williams-Sonoma, Inc.	247	16,791
Winnebago Industries, Inc.	225	8,629
Wyndham Destinations, Inc.	2,116	97,378
Yum! Brands, Inc.	10,325	1,171,165

		17,127,224

Consumer Staples - 4.3%
Bunge, Ltd.	2,247	127,225
Casey's General Stores, Inc.	429	69,138
Costco Wholesale Corp.	2,664	767,525
Flowers Foods, Inc.	1,338	30,948
General Mills, Inc.	13,329	734,694
Hershey Co./The	4,312	668,317
Kimberly-Clark Corp.	1,228	174,437
Kroger Co./The	3,141	80,975
Lifevantage Corp. (2)	330	4,521
Molson Coors Brewing Co.	6,232	358,340
Mondelez International, Inc.	16,108	891,095
Nu Skin Enterprises, Inc.	91	3,870
PepsiCo, Inc.	13,580	1,861,818
Performance Food Group Co. (2)	22	1,012
Pilgrim's Pride Corp. (2)	434	13,908
Procter & Gamble Co./The	4,642	577,372
Simply Good Foods Co./The (2)	770	22,322
SpartanNash Co.	1,069	12,646
Sprouts Farmers Market, Inc. (2)	110	2,127
Sysco Corp.	5,139	408,037
Tyson Foods, Inc.	3,948	340,081
Village Super Market, Inc.	353	9,337
Walmart, Inc.	9,752	1,157,367

		8,317,112

Energy - 3.2%
Amplify Energy Corp.	2,009	12,396
Arch Coal, Inc. - Class A	534	39,623
Ardmore Shipping Corp. (2)	271	1,813
Baker Hughes a GE Co.	7,784	180,589
Berry Petroleum Corp.	964	9,023
Bonanza Creek Energy, Inc. (2)	198	4,433
Brigham Minerals, Inc.	2,245	44,676
C&J Energy Services, Inc.	1,417	15,204
Cactus, Inc. (2)	3,759	108,785
Chevron Corp.	9,867	1,170,226
ConocoPhillips	21,005	1,196,865
Contura Energy, Inc. (2)	444	12,414
CVR Energy, Inc.	1,302	57,327
Delek US Holdings, Inc.	1,748	63,452
Devon Energy Corp.	2,345	56,421
DHT Holdings, Inc.	1,239	7,620
Dorian LPG, Ltd. (2)	1,461	15,136
Dril-Quip, Inc. (2)	193	9,685
Earthstone Energy, Inc. (2)	638	2,074
Era Group, Inc. (2)	135	1,426
Evolution Petroleum Corp.	929	5,425
Exxon Mobil Corp.	15,294	1,079,909
FTS International, Inc. (2)	301	674
Gulfport Energy Corp. (2)	1,261	3,417
Hallador Energy Co.	1,851	6,701
HollyFrontier Corp.	914	49,027
Keane Group, Inc. (2)	1,592	9,648
Liberty Oilfield Services, Inc.	509	5,512
Mammoth Energy Services, Inc.	1,652	4,097
Marathon Petroleum Corp.	4,838	293,909
Matrix Service Co. (2)	1,209	20,722
Nine Energy Service, Inc. (2)	441	2,721
ONEOK, Inc.	1,825	134,484
Par Pacific Holdings, Inc. (2)	2,598	59,390
PBF Energy, Inc.	1,608	43,722
Peabody Energy Corp.	3,232	47,575
Phillips 66	11,756	1,203,814
Profire Energy, Inc. (2)	11	21
ProPetro Holding Corp. (2)	2,108	19,162
Renewable Energy Group, Inc. (2)	2,140	32,111
Rosehill Resources, Inc. (2)	475	926
Southwestern Energy Co. (2)	460	888
SRC Energy, Inc. (2)	4,490	20,923
Superior Energy Services, Inc. (2)	1,482	193
Talos Energy, Inc. (2)	1,186	24,111
W&T Offshore, Inc. (2)	4,341	18,970
World Fuel Services Corp.	1,344	53,679

		6,150,919

Financials - 7.6%
AG Mortgage Investment Trust, Inc.	209	3,166
Ally Financial, Inc.	10,013	332,031
American Express Co.	1,384	163,700
Artisan Partners Asset Management, Inc.	1,792	50,606
Bancorp, Inc./The (2)	2,478	24,532
BancorpSouth Bank	361	10,689
Bank of America Corp.	33,363	973,199
BankFinancial Corp.	106	1,261
BankUnited, Inc.	2,615	87,916
BCB Bancorp, Inc.	600	7,704
Berkshire Hathaway, Inc. - Class B (2)	13,428	2,793,293
Bridgewater Bancshares, Inc. (2)	47	561
Cannae Holdings, Inc. (2)	1,060	29,118
Cincinnati Financial Corp.	3,347	390,494
CIT Group, Inc.	2,269	102,808
Citigroup, Inc.	11,071	764,785
Citizens Financial Group, Inc.	673	23,804
CNA Financial Corp.	449	22,113
Discover Financial Services	3,385	274,490
DNB Financial Corp.	104	4,629
Donegal Group, Inc.	79	1,158
Elevate Credit, Inc. (2)	1,587	6,681
Ellington Financial, Inc.	4,084	73,798
Employers Holdings, Inc.	482	21,006
Erie Indemnity Co.	522	96,909
Essent Group, Ltd.	4,341	206,935
Fidelity National Financial, Inc.	6,834	303,498
Fifth Third Bancorp	33,011	903,841
First American Financial Corp.	3,281	193,612
First BanCorp/Puerto Rico	10,008	99,880
First Horizon National Corp.	12,175	197,235
Great Ajax Corp.	1,791	27,761
Hallmark Financial Services, Inc. (2)	281	5,376
Heritage Insurance Holdings, Inc.	739	11,048
Hilltop Holdings, Inc.	4,541	108,484
IBERIABANK Corp.	1,554	117,389
Independent Bank Corp./MI	388	8,270
JPMorgan Chase & Co.	13,422	1,579,635
Ladder Capital Corp.	5,009	86,505
Ladenburg Thalmann Financial Services, Inc.	3,035	7,193
M&T Bank Corp.	3,437	542,943
MGIC Investment Corp.	11,761	147,953
MSCI, Inc.	1,386	301,802
NewStar Financial Contingent Value Rights (2)(8)	179	0
Nicolet Bankshares, Inc. (2)	232	15,444
NMI Holdings, Inc. (2)	2,277	59,794
Northeast Bank	146	3,237
Northrim BanCorp, Inc.	839	33,283
OFG Bancorp	2,100	45,990
Old Republic International Corp.	6,710	158,155
OneMain Holdings, Inc.	1,218	44,676
Oppenheimer Holdings, Inc.	3,062	92,044
PennyMac Financial Services, Inc. (2)	632	19,200
PennyMac Mortgage Investment Trust	3,225	71,692
Piper Jaffray Cos.	1,068	80,613
PNC Financial Services Group, Inc./The	2,691	377,171
Popular, Inc.	7,861	425,123
Prudential Financial, Inc.	10,486	943,216
Pzena Investment Management, Inc.	2,312	20,623
Radian Group, Inc.	8,152	186,192
Sandy Spring Bancorp, Inc.	2,221	74,870
Santander Consumer USA Holdings, Inc.	1,932	49,285
Simmons First National Corp.	236	5,876
Stewart Information Services Corp.	1,910	74,089
Synchrony Financial	19,438	662,641
United Community Financial Corp./OH	396	4,269
Univest Financial Corp.	395	10,076
US Bancorp	758	41,948
Walker & Dunlop, Inc.	1,195	66,836
WR Berkley Corp.	213	15,385

		14,691,539

Healthcare - 13.0%
Abbott Laboratories	4,913	411,071
AbbVie, Inc.	7,228	547,304
ACADIA Pharmaceuticals, Inc. (2)	780	28,072
Accuray, Inc. (2)	3,606	9,989
Acer Therapeutics, Inc. (2)	653	2,083
Achillion Pharmaceuticals, Inc. (2)	2,458	8,849
Aclaris Therapeutics, Inc. (2)	498	538
Acorda Therapeutics, Inc. (2)	194	557
Aduro Biotech, Inc. (2)	744	789
Adverum Biotechnologies, Inc. (2)	240	1,308
Affimed NV (2)	2,156	6,339
Agilent Technologies, Inc.	4,167	319,317
Aldeyra Therapeutics, Inc. (2)	1,283	6,761
Alexion Pharmaceuticals, Inc. (2)	2,970	290,882
Alkermes PLC (2)	953	18,593
Allakos, Inc. (2)	9	708
AmerisourceBergen Corp.	2,665	219,409
Amgen, Inc.	7,509	1,453,067
Amneal Pharmaceuticals, Inc. (2)	3,820	11,078
Amphastar Pharmaceuticals, Inc. (2)	102	2,023
AngioDynamics, Inc. (2)	2,473	45,553
Anika Therapeutics, Inc. (2)	226	12,405
AquaBounty Technologies, Inc. (2)	1,015	2,538
Aquestive Therapeutics, Inc. (2)	3,197	10,166
Arcus Biosciences, Inc. (2)	512	4,659
Ardelyx, Inc. (2)	643	3,022
Arena Pharmaceuticals, Inc. (2)	953	43,619
ArQule, Inc. (2)	1,446	10,368
Arrowhead Pharmaceuticals, Inc. (2)	790	22,262
Assertio Therapeutics, Inc. (2)	3,040	3,891
Avantor, Inc. (2)	3,652	53,684
Avid Bioservices, Inc. (2)	1,109	5,878
Axsome Therapeutics, Inc. (2)	98	1,984
Baxter International, Inc.	13,771	1,204,549
Biogen, Inc. (2)	4,963	1,155,486
Bio-Rad Laboratories, Inc. (2)	65	21,628
BioSpecifics Technologies Corp. (2)	206	11,025
Bio-Techne Corp.	68	13,306
Bioxcel Therapeutics, Inc. (2)	149	1,049
Bruker Corp.	1,399	61,458
Calyxt, Inc. (2)	81	457
Cardinal Health, Inc.	1,854	87,490
CareDx, Inc. (2)	469	10,604
CASI Pharmaceuticals, Inc. (2)	610	2,037
Catalent, Inc. (2)	3,775	179,917
Catalyst Pharmaceuticals, Inc. (2)	498	2,644
Celgene Corp. (2)	13,458	1,336,379
Cerecor, Inc. (2)	703	2,313
Cerner Corp.	8,242	561,857
Checkpoint Therapeutics, Inc. (2)	24	60
Chemed Corp.	389	162,435
Chiasma, Inc. (2)	1,270	6,287
Chimerix, Inc. (2)	2,824	6,636
Collegium Pharmaceutical, Inc. (2)	1,040	11,939
Computer Programs & Systems, Inc.	585	13,227
Concert Pharmaceuticals, Inc. (2)	106	623
Conformis, Inc. (2)	560	1,042
CONMED Corp.	369	35,479
Cutera, Inc. (2)	76	2,221
Cytokinetics, Inc. (2)	238	2,708
Danaher Corp.	6,091	879,723
DENTSPLY SIRONA, Inc.	1,614	86,042
Dova Pharmaceuticals, Inc. (2)	74	2,068
Eagle Pharmaceuticals, Inc./DE (2)	93	5,261
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	1,625	0
Eli Lilly & Co.	8,811	985,334
Emergent BioSolutions, Inc. (2)	149	7,790
Endo International PLC (2)	5,972	19,170
Ensign Group, Inc./The	72	3,415
Exact Sciences Corp. (2)	1,542	139,351
Exelixis, Inc. (2)	4,727	83,597
Fate Therapeutics, Inc. (2)	118	1,833
Galectin Therapeutics, Inc. (2)	19	70
Genomic Health, Inc. (2)	223	15,124
Gilead Sciences, Inc.	21,188	1,342,895
Globus Medical, Inc. (2)	345	17,636
GlycoMimetics, Inc. (2)	239	1,030
Haemonetics Corp. (2)	638	80,477
Harvard Bioscience, Inc. (2)	49	151
HealthStream, Inc. (2)	1,221	31,612
Hill-Rom Holdings, Inc.	2,546	267,916
HMS Holdings Corp. (2)	175	6,031
Hologic, Inc. (2)	435	21,963
Horizon Therapeutics Plc (2)	1,185	32,268
Humana, Inc.	1,623	414,952
IDEXX Laboratories, Inc. (2)	1,086	295,316
ImmunoGen, Inc. (2)	798	1,931
Incyte Corp. (2)	2,765	205,246
Insulet Corp. (2)	281	46,345
Integer Holdings Corp. (2)	714	53,950
Intersect ENT, Inc. (2)	61	1,038
Invitae Corp. (2)	1,940	37,384
Iovance Biotherapeutics, Inc. (2)	878	15,980
IQVIA Holdings, Inc. (2)	1,682	251,257
Jazz Pharmaceuticals PLC (2)	165	21,143
Johnson & Johnson	13,314	1,722,565
Jounce Therapeutics, Inc. (2)	2,510	8,358
Kadmon Holdings, Inc. (2)	1,118	2,817
Kezar Life Sciences, Inc. (2)	7	23
Kindred Biosciences, Inc. (2)	364	2,493
Krystal Biotech, Inc. (2)	33	1,146
Kura Oncology, Inc. (2)	517	7,843
Liquidia Technologies, Inc. (2)	33	117
Mallinckrodt PLC (2)	3,929	9,469
Marinus Pharmaceuticals, Inc. (2)	149	229
Masimo Corp. (2)	773	115,015
McKesson Corp.	2,252	307,758
Medicines Co./The (2)	556	27,800
Medtronic PLC	15,200	1,651,024
MEI Pharma, Inc. (2)	1,169	1,964
MeiraGTx Holdings plc (2)	418	6,667
Menlo Therapeutics, Inc. (2)	242	1,084
Merck & Co., Inc.	13,618	1,146,363
Minerva Neurosciences, Inc. (2)	1,485	11,509
Mirati Therapeutics, Inc. (2)	64	4,986
Misonix, Inc. (2)	225	4,523
Molecular Templates, Inc. (2)	293	1,931
Morphic Holding, Inc. (2)	76	1,376
Mustang Bio, Inc. (2)	59	192
Myriad Genetics, Inc. (2)	205	5,869
Natera, Inc. (2)	927	30,406
Natus Medical, Inc. (2)	623	19,836
Neurocrine Biosciences, Inc. (2)	498	44,875
NextGen Healthcare, Inc. (2)	182	2,852
Novocure, Ltd. (2)	82	6,132
Odonate Therapeutics, Inc. (2)	236	6,143
Oncternal Therapeutics, Inc. (2)	482	2,410
Osmotica Pharmaceuticals PLC (2)	615	2,362
Pacira BioSciences, Inc. (2)	35	1,332
Palatin Technologies, Inc. (2)	9,175	8,338
Perrigo Co. PLC	1,221	68,242
Pfenex, Inc. (2)	401	3,384
Pfizer, Inc.	43,383	1,558,751
Phibro Animal Health Corp.	1,589	33,893
Pieris Pharmaceuticals, Inc. (2)	2,969	10,124
PRA Health Sciences, Inc. (2)	173	17,167
Principia Biopharma, Inc. (2)	604	17,057
Protagonist Therapeutics, Inc. (2)	453	5,441
Prothena Corp. PLC (2)	772	6,052
PTC Therapeutics, Inc. (2)	83	2,807
Puma Biotechnology, Inc. (2)	5	54
Ra Pharmaceuticals, Inc. (2)	804	19,015
Recro Pharma, Inc. (2)	1,224	13,562
Repligen Corp. (2)	922	70,708
ResMed, Inc.	136	18,375
Retrophin, Inc. (2)	403	4,671
Rigel Pharmaceuticals, Inc. (2)	2,595	4,853
Rocket Pharmaceuticals, Inc. (2)	1,044	12,163
RTI Surgical Holdings, Inc. (2)	1,708	4,868
scPharmaceuticals, Inc. (2)	397	2,330
Seattle Genetics, Inc. (2)	326	27,840
SIGA Technologies, Inc. (2)	409	2,094
STERIS PLC	936	135,243
Stryker Corp.	6,204	1,341,925
Synlogic, Inc. (2)	137	314
Tandem Diabetes Care, Inc. (2)	108	6,370
United Therapeutics Corp. (2)	653	52,077
Universal Health Services, Inc.	1,006	149,643
UroGen Pharma, Ltd. (2)	43	1,025
Vanda Pharmaceuticals, Inc. (2)	721	9,575
Varex Imaging Corp. (2)	226	6,450
Veeva Systems, Inc. (2)	1,139	173,914
Vericel Corp. (2)	1,006	15,231
Vertex Pharmaceuticals, Inc. (2)	6,460	1,094,453
Voyager Therapeutics, Inc. (2)	780	13,424
West Pharmaceutical Services, Inc.	198	28,080
Zimmer Biomet Holdings, Inc.	5,295	726,845
Zoetis, Inc.	2,895	360,688
Zynerba Pharmaceuticals, Inc. (2)	89	673

		25,016,109

Industrials - 4.6%
AGCO Corp.	1,021	77,290
Allison Transmission Holdings, Inc.	7,192	338,384
Armstrong World Industries, Inc.	1,733	167,581
Atkore International Group, Inc. (2)	1,649	50,047
Barrett Business Services, Inc.	85	7,550
BMC Stock Holdings, Inc. (2)	1,605	42,019
Builders FirstSource, Inc. (2)	2,440	50,203
Cintas Corp.	1,492	400,005
Comfort Systems USA, Inc.	1,319	58,339
Commercial Vehicle Group, Inc. (2)	2,511	18,104
Construction Partners, Inc. (2)	28	436
Copart, Inc. (2)	3,050	245,007
Costamare, Inc.	7	42
CSW Industrials, Inc.	386	26,646
Cummins, Inc.	6,552	1,065,814
Daseke, Inc. (2)	9	23
EMCOR Group, Inc.	2,600	223,912
Encore Wire Corp.	98	5,515
Foundation Building Materials, Inc. (2)	916	14,189
Generac Holdings, Inc. (2)	1,075	84,216
GMS, Inc. (2)	725	20,822
Great Lakes Dredge & Dock Corp. (2)	702	7,336
HEICO Corp.	655	81,796
Hubbell, Inc.	1,514	198,940
Ingersoll-Rand PLC	307	37,825
Jacobs Engineering Group, Inc.	3,312	303,048
Kansas City Southern	1,263	167,992
Kelly Services, Inc.	967	23,421
Kimball International, Inc.	2,383	45,992
Knoll, Inc.	1,600	40,560
Landstar System, Inc.	1,144	128,792
LB Foster Co. (2)	218	4,724
LSC Communications, Inc.	2,952	4,074
ManpowerGroup, Inc.	2,354	198,301
Marten Transport, Ltd.	56	1,164
Masco Corp.	2,020	84,194
Matson, Inc.	2,062	77,346
Meritor, Inc. (2)	440	8,140
Mesa Air Group, Inc. (2)	1,166	7,865
Miller Industries, Inc./TN	726	24,176
Moog, Inc.	43	3,488
Mueller Water Products, Inc.	1,885	21,187
MYR Group, Inc. (2)	138	4,318
Norfolk Southern Corp.	6,036	1,084,428
Oshkosh Corp.	2,481	188,060
PACCAR, Inc.	4,930	345,149
Patrick Industries, Inc. (2)	771	33,060
Powell Industries, Inc.	176	6,890
Primoris Services Corp.	118	2,314
Quanex Building Products Corp.	1,409	25,475
Quanta Services, Inc.	3,740	141,372
Radiant Logistics, Inc. (2)	1,982	10,247
RR Donnelley & Sons Co.	3,065	11,555
Rush Enterprises, Inc.	1,008	38,889
Safe Bulkers, Inc. (2)	1,349	2,361
Southwest Airlines Co.	13,038	704,182
Steelcase, Inc.	717	13,193
Sterling Construction Co., Inc. (2)	28	368
Timken Co./The	1,536	66,831
Titan Machinery, Inc. (2)	339	4,861
Triton International, Ltd./Bermuda	3,267	110,555
TrueBlue, Inc. (2)	1,019	21,501
UniFirst Corp./MA	281	54,829
Union Pacific Corp.	8,842	1,432,227
Universal Forest Products, Inc.	423	16,869
Universal Logistics Holdings, Inc.	482	11,221
Valmont Industries, Inc.	300	41,532
Vectrus, Inc. (2)	416	16,910
Wabash National Corp.	4,336	62,915
Waste Management, Inc.	991	113,965

		8,932,582

Information Technology - 17.2%
Accenture PLC	7,906	1,520,719
Adobe, Inc. (2)	934	258,018
Advanced Energy Industries, Inc. (2)	681	39,096
Amkor Technology, Inc. (2)	5,935	54,009
Apple, Inc.	20,440	4,577,947
Applied Materials, Inc.	23,732	1,184,227
Aspen Technology, Inc. (2)	1,417	174,404
AstroNova, Inc.	576	9,314
Avaya Holdings Corp. (2)	2,702	27,641
Avnet, Inc.	5,026	223,582
Benchmark Electronics, Inc.	3,991	115,978
Booz Allen Hamilton Holding Corp.	2,507	178,047
Broadcom, Inc.	3,394	936,982
Cadence Design Systems, Inc. (2)	5,030	332,382
Cambium Networks Corp. (2)	174	1,688
CDW Corp./DE	1,321	162,800
ChannelAdvisor Corp. (2)	739	6,895
Ciena Corp. (2)	2,735	107,294
Cirrus Logic, Inc. (2)	489	26,201
Cisco Systems, Inc.	36,453	1,801,143
Cision, Ltd. (2)	4,115	31,644
Citrix Systems, Inc.	1,192	115,052
Coda Octopus Group, Inc. (2)	54	443
CommVault Systems, Inc. (2)	19	849
Comtech Telecommunications Corp.	1,289	41,893
Dell Technologies, Inc. - Class C (2)	2,945	152,728
Digi International, Inc. (2)	1,459	19,872
Dolby Laboratories, Inc.	1,189	76,857
DXC Technology Co.	5,616	165,672
Dynatrace, Inc. (2)	3,052	56,981
EchoStar Corp. (2)	810	32,092
Enphase Energy, Inc. (2)	381	8,470
ePlus, Inc. (2)	136	10,348
EVERTEC, Inc.	183	5,713
Extreme Networks, Inc. (2)	730	5,311
F5 Networks, Inc. (2)	397	55,747
Fabrinet (2)	65	3,400
Fair Isaac Corp. (2)	301	91,360
Fortinet, Inc. (2)	398	30,550
Hackett Group, Inc./The	487	8,016
Hewlett Packard Enterprise Co.	2,768	41,991
HP, Inc.	16,246	307,374
Ideanomics, Inc. (2)	3	5
Insight Enterprises, Inc. (2)	1,064	59,254
Intel Corp.	25,206	1,298,865
International Business Machines Corp.	1,785	259,575
Intuit, Inc.	4,927	1,310,286
Itron, Inc. (2)	459	33,948
j2 Global, Inc.	1,673	151,942
Jabil, Inc.	3,588	128,343
Juniper Networks, Inc.	9,447	233,813
KEMET Corp.	133	2,418
Keysight Technologies, Inc. (2)	97	9,433
KLA Corp.	4,176	665,863
Lam Research Corp.	3,946	911,960
Lattice Semiconductor Corp. (2)	5	91
LogMeIn, Inc.	2,248	159,518
Manhattan Associates, Inc. (2)	498	40,174
Mastercard, Inc.	7,573	2,056,600
Maxim Integrated Products, Inc.	1,590	92,077
MAXIMUS, Inc.	836	64,589
Micron Technology, Inc. (2)	28,404	1,217,111
Microsoft Corp.	37,925	5,272,713
MicroStrategy, Inc. (2)	82	12,166
MobileIron, Inc. (2)	356	2,330
Model N, Inc. (2)	488	13,547
Motorola Solutions, Inc.	2,304	392,625
MTS Systems Corp.	635	35,084
National Instruments Corp.	40	1,680
Nuance Communications, Inc. (2)	8,044	131,198
Oracle Corp.	27,185	1,495,991
PC Connection, Inc.	370	14,393
Perspecta, Inc.	2,075	54,199
Phunware, Inc. (2)	2	3
Progress Software Corp.	2,626	99,946
QUALCOMM, Inc.	11,855	904,299
Sanmina Corp. (2)	1,494	47,972
ScanSource, Inc. (2)	133	4,063
Skyworks Solutions, Inc.	60	4,755
SMART Global Holdings, Inc. (2)	876	22,320
Sonim Technologies, Inc. (2)	13	38
SPS Commerce, Inc. (2)	222	10,450
SS&C Technologies Holdings, Inc.	2,556	131,813
Sykes Enterprises, Inc. (2)	292	8,947
Symantec Corp.	9,783	231,172
Synopsys, Inc. (2)	3,913	537,059
Tech Data Corp. (2)	965	100,592
Telenav, Inc. (2)	1,595	7,624
Teradyne, Inc.	1,830	105,975
TESSCO Technologies, Inc.	420	6,035
Texas Instruments, Inc.	12,218	1,579,054
TiVo Corp.	96	731
Unisys Corp. (2)	3,022	22,453
Universal Display Corp.	418	70,182
Viavi Solutions, Inc. (2)	8,217	115,079
Vishay Precision Group, Inc. (2)	140	4,584
Western Union Co./The	1,235	28,615
Workiva, Inc. (2)	885	38,790
Xerox Holdings Corp.	7,025	210,118

		33,415,190

Materials - 1.4%
Air Products & Chemicals, Inc.	1,788	396,686
AK Steel Holding Corp. (2)	2,790	6,333
Avery Dennison Corp.	188	21,351
CF Industries Holdings, Inc.	1,280	62,976
Coeur Mining, Inc. (2)	119	572
Eastman Chemical Co.	4,270	315,254
Hawkins, Inc.	64	2,720
Huntsman Corp.	2,856	66,431
Innophos Holdings, Inc.	191	6,200
Innospec, Inc.	410	36,547
Kaiser Aluminum Corp.	45	4,454
Kraton Corp. (2)	501	16,177
LyondellBasell Industries NV	12,584	1,125,890
Materion Corp.	398	24,421
Nucor Corp.	820	41,746
Olympic Steel, Inc.	836	12,038
Orion Engineered Carbons SA	31	518
Owens-Illinois, Inc.	289	2,968
PPG Industries, Inc.	548	64,943
Rayonier Advanced Materials, Inc.	177	766
Reliance Steel & Aluminum Co.	1,598	159,257
Royal Gold, Inc.	96	11,828
Ryerson Holding Corp. (2)	2,518	21,479
Schnitzer Steel Industries, Inc.	563	11,632
Stepan Co.	368	35,718
Tredegar Corp.	720	14,054
Valvoline, Inc.	3,272	72,082
Vulcan Materials Co.	395	59,740
Warrior Met Coal, Inc.	1,755	34,258
Westrock Co.	2,065	75,269

		2,704,308

Real Estate Investment Trust - 3.0%
American Homes 4 Rent	6,511	168,570
American Tower Corp.	3,644	805,798
Apple Hospitality REIT, Inc.	9,821	162,832
Ashford Hospitality Trust, Inc.	2,523	8,351
AvalonBay Communities, Inc.	924	198,965
CatchMark Timber Trust, Inc.	3,104	33,120
CBL & Associates Properties, Inc.	5,143	6,634
CorEnergy Infrastructure Trust, Inc.	638	30,126
CorePoint Lodging, Inc.	1,788	18,077
CubeSmart	5,534	193,137
Essex Property Trust, Inc.	3,317	1,083,498
Gaming and Leisure Properties, Inc.	2,722	104,089
GEO Group, Inc./The	2,333	40,454
Gladstone Commercial Corp.	218	5,123
Highwoods Properties, Inc.	4,682	210,409
Hudson Pacific Properties, Inc.	3,410	114,099
Industrial Logistics Properties Trust	2,314	49,173
Investors Real Estate Trust	32	2,389
Kilroy Realty Corp.	1,237	96,350
Lamar Advertising Co.	3,560	291,671
Lexington Realty Trust	3,081	31,580
National Storage Affiliates Trust	1,691	56,429
NexPoint Residential Trust, Inc.	270	12,625
Office Properties Income Trust	1,160	35,542
Pennsylvania Real Estate Investment Trust	1,749	10,004
PS Business Parks, Inc.	816	148,471
Public Storage	466	114,296
Realogy Holdings Corp.	946	6,319
Regency Centers Corp.	229	15,913
Service Properties Trust	7,742	199,666
Simon Property Group, Inc.	7,771	1,209,556
Spirit MTA REIT	2,034	17,167
Summit Hotel Properties, Inc.	3,592	41,667
Tanger Factory Outlet Centers, Inc.	4,496	69,598
Trinity Place Holdings, Inc. (2)	97	388
Urstadt Biddle Properties, Inc.	2,171	51,453
Xenia Hotels & Resorts, Inc.	6,979	147,396

		5,790,935

Utilities - 0.9%
American Water Works Co., Inc.		8,813	1,094,839
Consolidated Water Co., Ltd.		605	9,976
Evergy, Inc.		645	42,931
NorthWestern Corp.		1,658	124,433
Portland General Electric Co.		5,103	287,656
SJW Group		635	43,364
Spark Energy, Inc.		113	1,192
UGI Corp.		3,178	159,758
Unitil Corp.		604	38,318
Vistra Energy Corp.		697	18,629

			1,821,096

Total Common Stocks	(Cost	$118,011,426)	135,236,844

Registered Investment Companies - 5.1%

iShares Core MSCI EAFE ETF (9)		15,725	960,326
iShares JP Morgan USD Emerging Markets Bond ETF (9)		38,880	4,407,048
SPDR Bloomberg Barclays High Yield Bond ETF (9)		40,529	4,407,123

Total Registered Investment Companies	(Cost	$9,767,970)	9,774,497

Money Market Registered Investment Companies - 22.3%

Meeder Institutional Prime Money Market Fund, 2.07% (5)		43,021,758	43,026,061
Morgan Stanley Government Institutional Fund, 1.85% (4)		4,517	4,517

Total Money Market Registered Investment Companies	(Cost	$43,022,494)	43,030,578

Bank Obligations - 0.4%

First Merchants Bank Deposit Account, 2.25%, 10/1/2019 (6)		247,873	247,873
Metro City Bank Deposit Account, 2.35%, 10/1/2019 (6)		247,959	247,959
Pacific Mercantile Bank Deposit Account, 1.93%, 10/1/2019 (6)		247,846	247,846

Total Bank Obligations	(Cost	$743,678)	743,678

Total Investments - 97.7%	(Cost	$171,545,568)	188,785,597

Other Assets less Liabilities - 2.3%			4,369,720

Total Net Assets - 100.0%			193,155,317

Trustee Deferred Compensation (7)

Meeder Balanced Fund		3,298	38,719
Meeder Dynamic Allocation Fund		8,395	93,940
Meeder Muirfield Fund		3,654	27,588
Meeder Conservative Allocation Fund		957	21,513

Total Trustee Deferred Compensation	(Cost	$163,838)	181,760

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	281	12/20/2019	26,672,520	(130,946)
Mini MSCI Emerging Markets Index Futures	182	12/20/2019	9,117,290	(207,639)
Russell 2000 Mini Index Futures	7	12/20/2019	533,750	(21,860)
Standard & Poors 500 Mini Futures	59	12/20/2019	8,786,575	(78,875)
E-mini Standard & Poors MidCap 400 Futures	13	12/20/2019	2,519,400	(40,870)

Total Futures Contracts	542		47,629,535	(480,190)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

  • Level 1 - quoted prices in active markets for identical securities

  • Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  • Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$188,041,919	$(480,190)
Level 2 - Other Significant Observable Inputs	743,678	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$188,785,597	$(480,190)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2019.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2019.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Exchange-traded fund.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.